Other commitments, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2022
Oher commitments, contingent liabilities and contingent assets [abstract]
Oher commitments, contingent liabilities and contingent assets
26 Other commitments, contingent liabilities and contingent

assets
Accounting policies
Estimation uncertainty regarding levies
Equinor’s global business activities are subject to different indirect taxes in various jurisdictions around the world. In these jurisdictions, governments can respond to global or local development, including climate related matters and public fiscal balances, by issuing new laws or other regulations stipulating changes in value added tax, tax on emissions, customs duties or other levies which may affect profitability and even the viability of Equinor’s business in that jurisdiction. Equinor mitigates this risk by using local legal representatives and staying up to date with the legislation in the jurisdictions where activities are carried out. Occasionally, legal disputes arise from difference in interpretations. Equinor’s legal department, together with local legal representatives, estimate the outcome from such legal disputes based on first-hand knowledge. Such estimates may differ from the actual results.
Contractual commitments
Equinor had contractual commitments of USD 5,454

million as of 31 December 2022. The contractual commitments reflect Equinor's proportional share and mainly comprise construction and acquisition of property, plant and equipment as well as committed investments/funding or resources in equity accounted entities. It also includes Equinors’ estimated expenditures related to
commitments to drill a certain number of wells, commitments which sometimes can be a prerequisite to be awarded oil and gas
exploration and production licences.
At the end of 2022, Equinor was committed to participate in 40 wells, with an average ownership interest of approximately
42%.
Equinor's share of estimated expenditures to drill these wells amounts to USD 566 million. Additional wells that Equinor may become
committed to participating in depending on future discoveries in certain licences are not included in these numbers.
Other long-term commitments
Equinor has entered into various long-term agreements for pipeline transportation as well as terminal use, processing, storage and
entry/exit capacity commitments and commitments related to specific purchase agreements. The agreements ensure the rights to the
capacity or volumes in question, but also impose on Equinor the obligation to pay for the agreed-upon service or commodity,
irrespective of actual use. The contracts' terms vary, with durations of up to 2060 .
Take-or-pay contracts for the purchase of commodity quantities are only included in the table below if their contractually agreed pricing is of a nature that will or may deviate from the obtainable market prices for the commodity at the time of delivery.
Obligations payable by Equinor to entities accounted for in the Equinor group using the equity method are included in the table below
with Equinor’s full proportionate share. For

assets (such as pipelines) that are included in the Equinor accounts through joint operations or similar arrangements, and where consequently Equinor’s share of assets, liabilities, income and expenses (capacity
costs) are reflected on a line-by-line basis in the Consolidated financial statements, the amounts in the table include the net
commitment payable by Equinor (i.e. Equinor’s proportionate share of the commitment less Equinor's ownership share in the
applicable entity).
The table below also includes USD 3,033

million as the non-lease components of lease agreements reflected in the accounts according to IFRS 16, as well as leases not yet commenced. For commenced leases, please refer to note 25 Leases.
Nominal minimum other long-term commitments at 31 December 2022:
(in USD million)
2023 2,603
2024 2,103
2025 1,892
2026 1,260
2027 1,309
Thereafter 5,733
Total other long-term commitments 14,900
Guarantees
Equinor has guaranteed for its proportionate share of some of our associates’

long-term bank debt, payment obligations under
contracts, and certain third-party obligations. The total amount guaranteed at year-end 2022 is USD 1,725 million. The book value of
the guarantees is immaterial.
Contingent liabilities and contingent assets
Agbami dispute settlement agreement and licence extension
During 2022, an agreement was reached in a three-year long negotiation between the parties

Nigerian National Petroleum Company
Limited (NNPC), Chevron and Equinor. The parties have agreed to an extension of the operating licence period and the related
Production Sharing Contract (PSC) for Oil Mining Lease (OML) 128 of the unitised Agbami field until 2042. At the same time, the
parties agreed outstanding legal disputes related to the allocation between the parties of cost oil, tax oil and profit oil volumes. The
settlement agreement awards Equinor with an amicable compensation for overlifted volumes, which will be payable over the 20-year
licence extension. The amounts and timing of payments to be received depend on a number of factors related to operation of the field,
as well as future oil prices and production volumes. Equinor will consequently recognise settlement payments when received, and no
amounts have been recognised in the Consolidated statement of income or Balance sheet for 2022.

The parties are currently
undertaking necessary legal actions in order to formally close the legal disputes.
Claim from Petrofac regarding multiple variation order requests performed in Algeria (In Salah)
Petrofac International (UAE) LLC (“PIUL”) was awarded the EPC Contract to execute the ISSF Project (the In Salah Southern Fields
Project which has finalised the development of 4 gas fields in central Algeria). Following suspension of activity after the terrorist attack
at another gas field in Algeria (In Amenas) in 2013, PIUL issued multiple Variation Order Requests (“VoRs”) related to the costs incurred for stand-by and remobilization costs after the evacuation of expatriates. Several VoRs have been paid, but the settlement of the remaining has been unsuccessful. PIUL initiated arbitration in August 2020 claiming an estimated amount of USD 533 million, of
which Equinor holds a 31.85 % share. Equinor's maximum exposure amounts to USD 163 million. Equinor has provided for its best
estimate in the matter.
Withholding tax dispute regarding remittances from Brazil to Norway
Remittances made from Brazil for services are normally subject to withholding income tax.

In 2012, Equinor’s subsidiaries in Brazil
filed a lawsuit to avoid paying this tax on remittances made to Equinor ASA and Equinor Energy

AS for services without transfer of
technology based on the Double Tax Treaty Brazil has with Norway.

Court proceedings through several levels in the legal system have been ongoing since a first level decision in Equinor’s favour was reached in 2013, and a final verdict has not yet been reached.
Withholding tax has not been paid since 2014.

Equinor's maximum exposure is estimated at approximately USD
146

million. Equinor
is of the view that all applicable tax regulations have been applied in the case and that Equinor has a strong position. No amounts
have consequently been provided for in the financial statements.
Suit for an annulment of Petrobras’ sale of the interest in BM-S-8 to Equinor
In March 2017, an individual connected to the Union of Oil Workers of Sergipe (Sindipetro) filed a class action suit against Petrobras,
Equinor, and ANP - the Brazilian Regulatory Agency - to seek annulment of Petrobras’ sale of the interest and operatorship in BM-S-8 to Equinor, which was closed in November 2016 after approval by the partners and authorities. In February 2022, sentence in the annulment case was issued at the first instance level, and Equinor won on all merits. The case was appealed by the plaintiff and
Equinor has filed counter arguments. At the end of 2022, the acquired interest remains in Equinor’s balance sheet, where the assets
related to phase 1 have been reclassified to property, plant and equipment and the assets related to phase 2 are presented as intangible assets, all of which are part of the Exploration & Production International (E&P International)

segment.
Brazilian law creating uncertainty regarding certain tax incentives
Equinor is currently part in two legal matters in the state of Rio de Janeiro in Brazil related to a law requiring taxpayers that benefits
from ICMS tax incentives (i.e. Repetro) to deposit 10
% of the savings made from such benefits into a state fund. Equinor is of the
opinion that specific incentives so far relevant for the Roncador and Peregrino fields are not in scope of the law, while the state of Rio
de Janeiro requires deposits to be paid with the addition of fines and interests. Several legal actions to oppose the laws and related
payments have therefore been initiated by both Equinor’s peers and the Brazilian

Petroleum and Gas Institute (IBP). At year-end
2022, the maximum exposure for Equinor in these various matters has been estimated to a total of USD
132

million. Equinor is of the
opinion that the law is unconstitutional, especially for Repetro incentives, and this will be upheld in future legal proceedings. No
amounts have consequently been provided for in the financial statements.
KKD oil sands partnership
Canadian tax authorities have issued a notice of reassessment for 2014 for Equinor's Canadian subsidiary which was party to
Equinor's divestment of 40
% of the KKD Oil Sands partnership at that time. The reassessment,

which has been appealed, adjusts the
allocation of the proceeds of disposition of certain Canadian resource properties from the partnership. Maximum exposure is
estimated to be approximately USD 372

million. The appeal process with the Canadian tax authorities, as well as any subsequent litigation that may become necessary, may take several years. No taxes will become payable until the matter has been finally settled.
Equinor is of the view that all applicable tax regulations have been applied in the case and that Equinor has a strong position. No
amounts have consequently been provided for in the financial statements.
Resolved dispute with Norwegian tax authorities related to Equinor Service Center Belgium

N.V
In the fourth quarter of 2020, Equinor received a decision from the Norwegian tax authorities related to the capital structure of the
subsidiary Equinor Service Center Belgium N.V., concluding that the capital structure had to be based on the arm length’s principle, affecting the fiscal years 2012 to 2016. Equinor received a claim of USD 182 million that was paid in 2021. During 2022, the tax
authorities reversed their decision and accepted Equinor’s initial position. The tax payment has been reimbursed to Equinor, adjusted
for changes in tax rates. The adjustment, which has been recognised as tax expense in the Consolidated statement of income in
2022, is considered immaterial.
Dispute with Norwegian tax authorities regarding R&D costs in the offshore tax regime
Equinor has an ongoing dispute regarding the level of Research & Development cost to be allocated to the offshore tax regime.
During 2022, the Oil Taxation Office (OTO) informed Equinor that it had decided to accept Equinor’s position regarding certain disputed items, resulting in a reduction in Equinor’s maximum exposure. Further, Equinor has accepted an increase in taxable income
for both onshore and offshore tax. A previously recognised provision of USD 95 million has been reclassified to current tax payable.
Equinor’s Income tax expense was not affected by this development, and the remaining expected maximum exposure related to R&D
costs in the offshore tax regime is considered immaterial.
Dispute with Norwegian tax authorities regarding internal pricing of natural gas liquids
The Oil Taxation Office has challenged the internal pricing of certain products of natural gas liquids sold from Equinor Energy AS to
Equinor ASA in the years 2011-2020. During 2022 there has been development in various elements of these cases, where parts of the previous exposure have been resolved or have reached the end of available appeal processes,

and other parts have been
appealed. Following these developments, which did not impact the Consolidated statement of income significantly, the maximum
exposure regarding the gas liquid pricing remains at an estimated USD 71 million. Equinor has provided for its best estimate in the
matter.
Other claims
During the normal course of its business, Equinor is involved in legal proceedings, and several other unresolved claims are currently
outstanding. The ultimate liability or asset, in respect of such litigation and claims cannot be determined at this time. Equinor has
provided in its Consolidated financial statements for probable liabilities related to litigation and claims based on its best estimate.
Equinor does not expect that its financial position, results of operations or cash flows will be materially affected by the resolution of
these legal proceedings. Equinor is actively pursuing the above disputes through the contractual and legal means available in each
case, but the timing of the ultimate resolutions and related cash flows, if any, cannot at present be determined with sufficient reliability.
Provisions related to claims other than those related to income tax are reflected within note

23 Provisions and other liabilities.
Uncertain income tax related liabilities are reflected as current tax payables or deferred tax liabilities as appropriate, while uncertain
tax assets are reflected as current or deferred tax assets.